Segments - Asset Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Assets	$ 155,971	$ 152,186	$ 123,382
Deferred tax assets	9,241	5,182
Plant, other property and equipment	9,943	9,778	10,359
Operating right-of-use assets	4,686	4,996
Pension assets	7,610	6,865
Business Segments
Assets
Assets	120,708	125,072	99,920
Internal transactions
Assets
Assets	(4,685)	(4,317)	(7,143)
Other
Assets
Assets	218	1,906	2,702
Unallocated amounts
Assets
Cash and marketable securities	12,486	7,308	10,393
Notes and accounts receivable	1,589	1,488	1,597
Deferred tax assets	9,012	4,995	5,089
Plant, other property and equipment	2,206	2,262	2,463
Operating right-of-use assets	3,409	3,530
Pension assets	7,610	6,865	4,666
Other	$ 3,417	$ 3,077	$ 3,695